PREFERRED STOCK AND SHAREHOLDERS' EQUITY - Warrants Issued (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Measurement Input, Expected Term [Member]
Mezzanine Equity [Line Items]
Fair value of warrants issued		$ 7.5
Measurement Input, Expected Dividend Rate [Member]
Mezzanine Equity [Line Items]
Fair value of warrants issued		0.00
Measurement Input, Price Volatility [Member]
Mezzanine Equity [Line Items]
Fair value of warrants issued		50
Measurement Input, Risk Free Interest Rate [Member]
Mezzanine Equity [Line Items]
Fair value of warrants issued		$ 0.47
Redeemable preferred stock
Mezzanine Equity [Line Items]
Shares issued	3,500
Issue price per share	$ 10,000	$ 10,000
Dividend variable rate	10.75%
Maximum dividend rate	15.00%
Dividend variable rate if company elects to pay dividend in cash	8.75%
Maximum dividend rate if company elects to pay dividend in cash	12.75%
Fair value of redeemable preferred stock		$ 11,509,000
Issuance costs related to redeemable preferred stock		774,000
Net carrying value		$ 10,735,000	$ 10,735,000
Number of warrants issued		2
Fair value of warrants issued		$ 1,580,000
Issuance costs related to warrants		23,491,000
Carrying value of warrants		$ 1,580,000
Input rate		21,911,000
Gross proceeds		$ 35,000,000
Warrant One Member | Redeemable preferred stock
Mezzanine Equity [Line Items]
Warrants to purchase shares of common stock		1,477,094
exercise price of warrants		$ 10.21
Warrant Two Member | Redeemable preferred stock
Mezzanine Equity [Line Items]
Warrants to purchase shares of common stock		2,954,188
exercise price of warrants		$ 0.01